Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended							1 Months Ended					1 Months Ended					1 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 25, 2012	May 25, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Redeemable Series G Preferred Stock [Member]	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member]	Dec. 31, 2011 Redeemable Series G Preferred Stock [Member]	May 18, 2012 Redeemable Series G Preferred Stock [Member]	Sep. 30, 2013 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 2012 Support Services Agreement [Member]	Dec. 31, 2012 2012 Support Services Agreement [Member]	May 25, 2012 Riverwood Support Services Agreement [Member]	Sep. 30, 2013 Riverwood Support Services Agreement [Member]	Sep. 30, 2012 Riverwood Support Services Agreement [Member]	Sep. 30, 2013 Riverwood Support Services Agreement [Member]	Sep. 30, 2012 Riverwood Support Services Agreement [Member]	Dec. 31, 2012 Riverwood Support Services Agreement [Member]	Sep. 30, 2013 Riverwood Support Services Agreement [Member] Series H Redeemable Convertible Preferred Stock [Member] Maximum [Member]	Dec. 31, 2012 Riverwood Support Services Agreement [Member] Series H Redeemable Convertible Preferred Stock [Member] Maximum [Member]	Sep. 30, 2012 Zouk Support Services Agreement [Member]	Sep. 30, 2013 Zouk Support Services Agreement [Member] Series H Redeemable Convertible Preferred Stock [Member] Maximum [Member]	Sep. 30, 2012 Zouk Support Services Agreement [Member] Series H Redeemable Convertible Preferred Stock [Member] Maximum [Member]	Sep. 30, 2013 Pegasus Capital [Member]	Sep. 30, 2012 Pegasus Capital [Member]	Sep. 30, 2013 Pegasus Capital [Member]	Sep. 30, 2012 Pegasus Capital [Member]	Dec. 31, 2012 Pegasus Capital [Member]	Sep. 30, 2013 GYRO LLC [Member]	Sep. 30, 2012 GYRO LLC [Member]	Sep. 30, 2013 GYRO LLC [Member]	Sep. 30, 2012 GYRO LLC [Member]	Dec. 31, 2012 GYRO LLC [Member]	Dec. 31, 2011 GYRO LLC [Member]	Dec. 31, 2010 GYRO LLC [Member]	Sep. 30, 2013 T&M Protection Resources [Member]	Sep. 30, 2012 T&M Protection Resources [Member]	Sep. 30, 2013 T&M Protection Resources [Member]	Sep. 30, 2012 T&M Protection Resources [Member]	Dec. 31, 2012 T&M Protection Resources [Member]	Dec. 31, 2011 T&M Protection Resources [Member]	Dec. 31, 2010 T&M Protection Resources [Member]	Sep. 30, 2013 MWW Group [Member]	Sep. 30, 2012 MWW Group [Member]	Sep. 30, 2013 MWW Group [Member]	Sep. 30, 2012 MWW Group [Member]	Dec. 31, 2012 MWW Group [Member]	Dec. 31, 2011 MWW Group [Member]	Dec. 31, 2010 MWW Group [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Apr. 02, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member] Redeemable Series G Preferred Stock [Member]	Dec. 31, 2011 Leon Wagner [Member] Redeemable Series G Preferred Stock [Member]	May 18, 2012 PCA Holdings [Member]	Mar. 28, 2012 PCA Holdings [Member]	Mar. 20, 2012 PCA Holdings [Member]	May 18, 2012 PCA Holdings [Member] Redeemable Series G Preferred Stock [Member]	Mar. 20, 2012 PCA Holdings [Member] Redeemable Series G Preferred Stock [Member]	Mar. 28, 2012 PCA Holdings [Member] Redeemable Series G Preferred Stock [Member]	Dec. 31, 2012 PCA Holdings [Member] Redeemable Series G Preferred Stock [Member]	May 31, 2012 PCA Holdings [Member] Redeemable Series G Preferred Stock [Member]	Sep. 11, 2013 PCA Holdings [Member] Series J Redeemable Convertible Preferred Stock [Member]	Apr. 13, 2012 Holdings II [Member]	Dec. 31, 2011 Holdings II [Member]	Apr. 13, 2012 Holdings II [Member] Redeemable Series G Preferred Stock [Member]	Sep. 30, 2013 LSGC Holdings [Member]	Dec. 31, 2012 LSGC Holdings [Member]	Dec. 31, 2011 Holdings II [Member]	Sep. 11, 2013 Holdings II [Member] Series J Redeemable Convertible Preferred Stock [Member]	Sep. 11, 2013 Riverwood Holdings [Member] Series J Redeemable Convertible Preferred Stock [Member]	Sep. 11, 2013 Pegasus [Member] Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Pegasus [Member] Series J Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Due to related parties																		$ 125,000	$ 125,000	$ 20,000								$ 100,000			$ 187,500		$ 187,500		$ 187,500
Related party transaction payment due for support services																				50,000													125,000		125,000
Ownership percentage of subsidiary held in parent																															82.20%		82.20%		81.30%
Services agreement, expiration terms																		The 2012 Support Services Agreement expires upon the earlier of: (i) June 30, 2017; (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 82.2% of the Company’s common stock as of September 30, 2013.	The 2012 Support Services Agreement expires upon the earlier of: (i) June 30, 2017; (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 81.3% of the Company’s common stock as of December 31, 2012.	The Riverwood Support Services Agreement with Riverwood Holdings, pursuant to which the Company agreed to pay Riverwood Holdings $20,000 for the period from May 25, 2012 through June 30, 2012 and thereafter $50,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The Riverwood Support Services Agreement expires upon the earlier of: (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. In addition, the Company has brought in several employees of Riverwood to provide consulting services, including Brad Knight, who served as the Company’s Chief Operations Officer until July 8, 2013 and now leads the transition of our manufacturing operations to our contract manufacturer in Asia. During the three and nine months ended September 30, 2013, the Company incurred $ and $ million, respectively, of consulting fees for services provided by Riverwood, included in selling, distribution and administrative expense. During the three and nine months ended September 30, 2012, the Company incurred $387,000 and $648,000, respectively, of consulting fees for services provided by Riverwood, included in selling, distribution and administrative expense.								The Zouk Support Services Agreement expires upon the earlier of (i) September 25, 2022; (ii) such date that Zouk and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the September 2012 Preferred Offering, on an as-converted basis; (iii) such date that the Company and Zouk may mutually agree in writing; (iv) a Change of Control and (v) a QPO.
Letter agreement entering date																																																																											Jan. 17, 2012	Jan. 17, 2012
Related party interest expense				250,000	250,000	43,200	2,884,511																								0	0	250,000	250,000	250,000
Related party expense					3,130,000	625,000	1,100,000																		70,000						0	0	0	250,000		0	16,000	0	118,000	118,000	369,000	0	0	17,000	15,000	40,000	40,000	122,000	0	0	40,000	0	148,000	174,000	549,000	379,000
Percentage of shares owned in preferred stock																										37.50%	37.50%		37.50%	37.50%
Related party service consulting fees																					656,000	387,000	1,700,000	648,000	1,000,000
Related party sales and marketing expenses					18,619,081	18,897,241	11,107,379																		28,000																													113,000
Related party operations expenses																									357,000
Related party general and administrative expenses																									647,000
Related party general and administrative expenses					25,252,045	19,721,022	17,753,656																																															62,000
Preferred units sold											18,250																																														2,000	1,000	1,000	2,000		6,500	2,000	2,000	2,000				10,000	17,650		2,000	14,958				14,958
Proceeds from other equity						34,108,000			18,250,000	22,608,000			85,205,000	108,199,594		17,394,000																																													5,000,000					6,000,000	6,000,000	6,000,000						2,000,000
Issuance of preferred stock															17,394																																																								2,500							12,500	2,394
Gross proceeds	49,000,000	67,100,000						50,000,000		50,000,000					17,400,000																																																															17,400,000
Shares issued to Holdings II, in consideration for advisory services															10,000,000																																																																	10,000,000
Shares purchased																1,157																																																																	1,157
Gross proceeds																$ 1,200,000																																																																	$ 1,200,000